Other Income - Summary of Other Income (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of associates [line items]
Reversal of impairment losses of investments in associates and joint ventures	[1],[2]	¥ 104,083	¥ 6,053	¥ 1,674
Associates [member]
Disclosure of associates [line items]
Reversal of impairment losses of investments in associates and joint ventures		39,383
Vietnam Prosperity [Member]
Disclosure of associates [line items]
Reversal of impairment losses of investments in associates and joint ventures		¥ 40,971

[1]	For the fiscal year ended March 31, 2026, the Group recognized a reversal of impairment losses of ¥39,383 million, on investments in associates and joint ventures, VPBank SMBC Finance Company Limited, due to the increase in the recoverable amount as determined by the value in use calculation.
[2]	For the fiscal year ended March 31, 2026, the Group recognized a reversal of impairment losses of ¥40,971 million on investments in associates and joint ventures, due to the increase in the stock price of its equity-method associate, Vietnam Prosperity Joint-Stock Commercial Bank.